Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2011	2010
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$13,787	$22,885
Cumulative share of income	928,019	857,533
Cumulative share of distributions	(805,321)	(721,182)
	136,485	159,236
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$138,096	$160,847

Equity method investments, summarized results of operations
Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Results of Operations
Revenues	$5,519,024	$4,950,306	$4,793,269
Operating expenses	4,282,277	3,549,098	3,418,116
Operating income	1,236,747	1,401,208	1,375,153
Other income, net	4,976	37,701	42,898
Net income	$1,241,723	$1,438,909	$1,418,051

Equity method investments, summarized financial position
December 31,	2011	2010
(Dollars in thousands)
Assets
Current	$404,751	$392,042
Due from affiliates	199,167	396,201
Property and other	1,935,125	1,962,128
	$2,539,043	$2,750,371

Liabilities and Equity
Current liabilities	$300,780	$277,035
Deferred credits	79,787	69,750
Long-term liabilities	22,943	24,558
Long-term capital lease obligations	234	43,657
Partners' capital and shareholders' equity	2,135,299	2,335,371
	$2,539,043	$2,750,371